Other non-current liabilities	12 Months Ended
Dec. 31, 2021
Other non-current liabilities
Other non-current liabilities
25	Other non-current liabilities

	As at 31 December
	2021	2020

Government grants
-Environmental subsidies (a)	1,103,425	1,102,074
-Other government grants (b)	1,089,689	324,325
Contract liabilities	2,894,543	2,623,764
Other deferred income	33,432	41,324
Others (c)	969,900	758,058

Subtotal	6,090,989	4,849,545

Current portion of other non-current liabilities	(68,972)	(65,277)

Subtotal	(68,972)	(65,277)

Total	6,022,017	4,784,268
(a)	This primarily represented subsidies for the construction of desulphurization equipment and other environmental protection projects.
(b)	As at 31 December 2021, among other government grants, there was standby compensation of Huaneng Power International, Inc. Jining Power Plant amounting to RMB793 million with unfulfilled conditions.
(c)	As at 31 December 2021, included in others, there were financial liabilities amounting to RMB887 million (31 December 2020: RMB640 million), which were comprised of mining right payables, guarantee deposits, poverty relief payables, etc.

The maturity profile of the Group’s other non-current financial liabilities as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:

	As at 31 December
	2021	2020

Within 1 year	90,847	77,741
After 1 year but within 2 years	104,837	72,346
After 2 years but within 5 years	175,691	140,963
After 5 years	669,985	403,331

	1,041,360	694,381